Fair Value Measurements (Details) - Shedule of Fair Value of Assets and Liabilities - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022
Liabilities
Earn-out liabilities		$ 55,254
SAFE Agreement liabilities	18,300	20,700	18,314
Total liabilities measured at fair value	18,314	55,254	18,314
Level 1 [Member]
Liabilities
Earn-out liabilities
SAFE Agreement liabilities
Total liabilities measured at fair value
Level 2 [Member]
Liabilities
Earn-out liabilities
SAFE Agreement liabilities
Total liabilities measured at fair value
Level 3 [Member]
Liabilities
Earn-out liabilities		55,254
SAFE Agreement liabilities			18,314
Total liabilities measured at fair value	$ 18,314	$ 55,254	$ 18,314